SEGMENT REPORTING (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	58.33%	56.64%